Offerings - Offering: 1	Aug. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.00001 per share
Amount Registered | shares	551,628
Proposed Maximum Offering Price per Unit	1.97
Maximum Aggregate Offering Price	$ 1,086,708.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 166.38
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Represents 551,628 Class A ordinary shares, par value US$0.00001 per share, issuable upon the exercise of 551,628 warrants issued to the selling shareholder in a concurrent private placement in connection with our registered direct offering in July 2025, pursuant to the securities purchase agreement, dated July 24, 2025, between us and the selling shareholder.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based on the average of the high and low prices of the Class A ordinary share as reported on August 15, 2025, which was approximately $1.97 per share.